Combined Earnings Per Share - Additional Information (Detail)	6 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Description on diluted earnings per share and underlying earnings per share calculation	In calculating diluted earnings per share and underlying earnings per share, a number of adjustments are made to the number of shares, principally the exercise of share options by employees.